Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 10: - Leases

The Company leases office spaces under non-cancellable operating lease agreements in Israel and the U.S. The initial term for the operating lease of the Company’s office space in Israel was until December 2021, however, the Company utilized a five-year renewal option such that the agreement will expire in December 2026. The operating lease for the office space in the U.S expires in June 2025 and has no renewal option. The Company subleases a portion of its Israel office space.

The components of operating lease cost recorded under operating expenses for the year ended December 31, 2023, 2022 and 2021 were as follows:

	December 31,
	2023	2022	2021
Fixed cost and variable cost that depend on an index	$2,689	$3,312	$3,258
Impairment of lease ROU asset	211	-	-
Short term lease cost	76	23	136
Sublease income	(1,293)	(434)	(705)
	$1,683	$2,901	$2,689

Weighted average remaining lease term as of December 31, 2023	2.89 years
Weighted average discount rate	2.59%

Cash payments related to operating lease liabilities for the years ended December 31, 2023, 2022 and 2021, were $3,374, $ 3,624, and $ 3,855, respectively

The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2023, were as follows:

2024	$2,544
2025	2,349
2026	2,208
2027 and after	-
Total undiscounted lease payments	7,101
Less: imputed interest	(48)
Present value of lease liabilities	$7,053